Operating Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases
At December 31, 2014, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2015	$142,296	$7,711	$150,007
2016	128,904	6,640	135,544
2017	118,873	5,884	124,757
2018	104,247	3,013	107,260
2019	89,205	1,469	90,674
Thereafter	443,431	2,820	446,251
Total minimum payment	$1,026,956	$27,537	$1,054,493

Schedule Of Details Of Rent Expense
The following table provides detail of rent expense for fiscal years 2014, 2013 and 2012:

	2014	2013	2012
Company-operated restaurants (i)	$151,724	$153,538	$140,014
Franchised restaurants (ii)	48,814	48,911	44,457
Total rent expense	$200,538	$202,449	$184,471

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income.

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income.

Schedule Of Rent Expense
The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2014, 2013 and 2012:

	2014	2013	2012
Minimum rentals	$131,463	$126,329	$117,006
Contingent rentals based on sales	69,075	76,120	67,465
Total rent expense	$200,538	$202,449	$184,471